Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 272,054	$ 291,621
Operating Segments | Light-Duty (Held-for-sale)
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	201,719	207,893
Operating Segments | High-Pressure Controls & Systems
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	14,112	9,026
Operating Segments | Heavy-Duty OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	12,429	9,138
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 43,794	$ 65,564